ACQUISITION OF TARUS (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Loss before provision for income taxes	$ (6,072)	$ (3,638)	$ (12,143)	$ (7,815)
Net loss	(5,165)	(1,085)	(11,091)	(2,710)
Total comprehensive loss for period	$ (6,465)	$ (1,085)	$ (10,622)	(2,710)
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Loss from operations				(7,442)
Loss before provision for income taxes				(7,532)
Net loss				(2,427)
Total comprehensive loss for period				$ (2,427)
Loss per share				(15.00%)